Consolidated Statement of Changes in Shareholders' Equity Statement - USD ($) $ in Thousands	Total	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at	$ 860,804	$ 796		$ 1,747,648	$ (830,920)
Treasury Stock, Common, Shares	(56,720,000)
Balance (shares)		7,121,726
Net loss	$ 31,499
Issuance of restricted stock, net of forfeitures	0	$ 2		(2)
Dividends	(2,849)			(2,849)
Treasury Shares		0
Treasury Stock, Value, Acquired, Cost Method	0		$ 0
Issuance of restricted stock, net of forfeitures (shares)		18,000
Restricted stock amortization	4,297			4,297
Balance at	$ 893,751	$ 798		1,749,094	(799,421)
Treasury Stock, Common, Shares	(56,720,000)
Balance (shares)		7,139,726
Common Stock, Value, Issued	$ 809
Balance at	$ 874,967	$ 809		1,717,144	(786,266)
Treasury Stock, Common, Shares	(56,720,000)
Balance (shares)	7,248,180	7,248,180
Net loss	$ (169,754)
Common Stock Issued	$ 82,255	$ 47		82,208
Common Stock Issued (shares)	4,700,000	4,715,000
Issuance of restricted stock, net of forfeitures	$ 0	$ 0		0
Dividends	(2,011)			(2,011)
Issuance of restricted stock, net of forfeitures (shares)		29,400
Restricted stock amortization	4,019			4,019
Adjustment to Common Stock, Reverse Stock Split	(2)
Common Stock, Value, Issued	854
Balance at	$ 789,474	$ 854		$ 1,801,360	$ (956,020)
Treasury Stock, Common, Shares	(56,720,000)
Balance (shares)	11,992,580	11,992,580